Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EGShares Beyond BRICs ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the FTSE Beyond BRICs Index (the “BBRC Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same, except that the Fund's expenses are waived during the first year by the Fee Waiver Agreement described above. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the BBRC Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the BBRC Underlying Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The Fund may invest up to 75% of its assets in companies in more economically developed emerging market countries (excluding companies from “Beyond BRICs” countries) and up to 33% of its assets in “frontier” markets, which are less economically developed emerging market countries. The Fund defines companies from Beyond BRICs countries as emerging market companies that are included in the BBRC Underlying Index at the time of purchase. Because the BBRC Underlying Index is “Beyond BRICs,” it excludes companies domiciled in Brazil, Russia, India and China, and it also excludes companies domiciled in Taiwan and Argentina. The Fund may also invest in small cap companies (i.e., those with market capitalizations between U.S. $100 million and U.S. $2 billion) and mid cap companies (i.e., those with market capitalizations between U.S. $2 billion and U.S. $10 billion).

The BBRC Underlying Index is designed to represent the performance of a diversified basket of 90 liquid companies in emerging and frontier markets excluding Brazil, Russia, India, China (BRIC), Taiwan and Argentina, as defined by FTSE International Limited's (“FTSE”) Country Classification System. The BBRC Underlying Index has 75% exposure to emerging and 25% to frontier markets at rebalance.

The Fund intends to replicate the constituent securities of the BBRC Underlying Index as closely as possible using ADRs, GDRs or ordinary local shares. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund, may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the BBRC Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BBRC Underlying Index is concentrated. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BBRC Underlying Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund's portfolio may fall. Many factors can adversely affect an equity security's performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund's Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund's net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund's return may not match the return of the BBRC Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the BBRC Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the BBRC Underlying Index. In addition, the Fund's NAV may deviate from the BBRC Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the BBRC Underlying Index for that security.

Index-Related Risk There is no assurance that the sponsor of the BBRC Underlying Index (“Sponsor”) will compile the BBRC Underlying Index accurately, or that the BBRC Underlying Index will be determined, composed or calculated accurately. While the Sponsor provides descriptions of what the BBRC Underlying Index is designed to achieve, the Sponsor does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the BBRC Underlying Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Sponsor errors will therefore be borne by the Fund and its shareholders.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund's tracking error versus the BBRC Underlying Index, as well as generate capital gains taxes.

Non-Diversification The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.

Concentration The Fund will concentrate in industries to the same extent as the BBRC Underlying Index. The Fund may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund's foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund's portfolio securities.

Emerging Markets Investments in emerging market securities are subject to even greater risks than for foreign investments generally, including increased risks of: illiquidity of securities; price volatility; inflation or deflation; restrictions on foreign investment; nationalization; higher taxation; economic and political instability; pervasive corruption and crime; less governmental regulation; and less developed legal systems. These risks may be greater for investments in frontier markets.

Frontier Markets Frontier markets countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging markets countries may be magnified in frontier markets countries.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Small Cap and Mid Cap Companies Small cap and mid cap companies may have greater volatility in price than the stocks of large cap companies due to limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the BBRC Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund's portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security was removed from the BBRC Underlying Index. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or its adviser.

Issuer Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, as a result, may have greater volatility than diversified funds. Because the Fund may invest a larger percentage of its assets in securities of a single company than a diversified fund, the performance of one company's securities can have a substantial impact on the Fund's Share price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For the most current month-end performance data please visit www.emergingglobaladvisors.com or call

(888) 800-4347
.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance and the index the Fund seeks to track.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 800-4347
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.emergingglobaladvisors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above the Fund's highest quarterly return was 2.90% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -6.92% (quarter ended June 30, 2013).

Year-to-date return (through June 30, 2014): 7.52%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the Fund's highest quarterly return was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the Fund's lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.92%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2013
EGShares Beyond BRICs ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,024
Annual Return 2013	rr_AnnualReturn2013	(3.83%)
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2012
EGShares Beyond BRICs ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
EGShares Beyond BRICs ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
EGShares Beyond BRICs ETF | FTSE Beyond BRICs IndexSM (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%	[4]
EGShares Beyond BRICs ETF | Indxx Beyond BRICs Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.39%)	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[4],[5]

[1]	The Fund does not anticipate that it will incur any 12b-1 fees during the current fiscal year.
[2]	Emerging Global Advisors, LLC (“EGA” or the “Adviser”) pays all of the expenses of the Fund, except for the Fund's advisory fee, payments under the Fund's Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, and litigation expenses, and other extraordinary or merger expenses.
[3]	EGA Emerging Global Shares Trust (the “Trust”) and EGA, adviser to the Fund, have entered into a written fee waiver agreement (“Fee Waiver Agreement”) pursuant to which EGA has agreed to waive its advisory fee to 0.58% of the Fund's average daily net assets. The Fee Waiver Agreement will remain in effect and will be contractually binding for two years from October 1, 2013. The Fee Waiver Agreement may be terminated at any time by the Board of Trustees of the Trust, but may not be terminated by EGA during the term of the Fee Waiver Agreement. The Fee Waiver Agreement shall automatically terminate upon the termination of the Advisory Agreement or, with respect to the Fund, in the event of merger or liquidation of the Fund.
[4]	The Fund changed its underlying index to the FTSE Beyond BRICs IndexSM in order to provide increased diversity of index providers across the EGA fund complex.
[5]	Performance shown through December 13, 2013, the last day the index was calculated.